Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Current Assets
As of December 31, 2019 and 2018, the following table provides a reconciliation of the other current assets within the Consolidated Balance Sheets:

(in thousands of $)	2019	2018
Trade accounts receivable, net	5,425	—
Accrued income	2,534	2,024
Prepaid expenses	2,788	518
Other receivables	1,044	151
Total other current assets	11,791	2,693